INCOME TAX - Additional information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Line Items]
Operating Loss carryforwards	$ 57,000,000
Operating Loss Carryforward Expiration Date	Net operating loss carry forwards expire starting in 2024 through 2032.
Valuation allowance, deferred tax asset, change in amount	1,975,000
Deferred Tax Asset Valuation Allowance	$ 23,165,000